UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting year:  August 31, 2023

Item 1. Report to Stockholders.

(a)

Principal Street High Income Municipal Fund
A Class Shares — GSTFX
Institutional Class Shares — GSTAX
Investor Class Shares — GSTEX

Principal Street Short Term Municipal Fund
Institutional Class Shares — PSTYX
Investor Class Shares — PSTEX

Annual Report

https://principalstreetfunds.com	August 31, 2023

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Dear Investors,

We are pleased to present you with our Principal Street High Income Municipal Fund (“High Income Fund”) (share classes GSTAX/GSTEX/GSTFX) and Principal Street Short Term Municipal Fund (“Short Term Fund”) (share classes PSTYX/PSTEX) annual shareholder report for the fiscal year ended August 31, 2023 (hereafter: the reporting period).

MARKET UPDATE

Inflation and Rising7 Interest Rates Continue to Drive Performance

Municipal bond performance so far in 2023 has been a bit listless with rates continuing to rise – but at a much slower pace. Interest rates have risen an additional 50-100 basis points over the reporting period. Importantly, inflation has moderated and continues to decline. This should lead to a moderation of interest rate fluctuations at least to some of the volatility of the last few years. Once inflation expectations have embedded themselves within a market, they are difficult to shake off, the process takes time. Outflows were significant across the board as municipal bond funds continue to see outflows, but again at a much more moderated pace than the prior year.

Fears of a potentially severe economic downturn are receding and the fundamentals of underlying municipal credit remains strong. State and local governments continue to reap the rewards of Federal pandemic stimulus programs.  We expect the financial strength of municipalities to remain supported over the next several years, and we are focusing on credits that will endure any downturn in the economic cycle.  One of the many benefits of most municipal credits is that they are not highly correlated to the general business cycle. This does not mean the market is immune to volatility or defaults, but that volatility may present the best buying opportunities, and we constantly strive to position the fund properly in order to take advantage of such opportunities. This is where we concentrate our efforts.

HIGH INCOME FUND PORTFOLIO UPDATE

The High Income Fund delivered on its primary goal of providing high levels of tax-exempt income and strong relative performance, while operating in a challenging market environment for US fixed income in general, and municipal bonds specifically, during the reporting period.

The high yield municipal bond market had continued net outflows as has the High Income Fund.  The outflows were minor, but a bit disappointing. We believe overall volatility has been greatly mitigated and that the Fund is poised to gain assets as our longer term performance track record continues to be repaired.  At the end of the reporting period, the High Income Fund’s AUM was approximately $275 million.

For the reporting period, the High Income Fund’s total return was -2.94% (GSTAX). As of August 31, 2023, the Institutional Class had a one-year distribution yield of 6.32%, which we view as very strong compared to our peers.

Performance, Yields & Expense Ratios as of August 31, 2023

			Annualized
			Since		Expense
	1-Year	5-Year	Inception	Distribution	Ratio(5)
Share Class	Return	Return	(9/15/17)	Yield	(Gross/Net)
Institutional (GSTAX)(1)	-2.94%	-0.93%	0.74%	6.32%	1.04% / 1.00%
Investor (GSTEX)(2)	-3.81%	-1.64%	0.27%	5.77%	1.54% / 1.50%
A Class (GSTFX)(3)(4)
(with sales load)	-6.16%	-1.90%	-0.12%	6.09%	1.27% / 1.23%
A Class (GSTFX)(3)
(without sales load)	-4.02%	-1.45%	0.26%	6.09%	1.27% / 1.23%
Bloomberg High Yield
Municipal Bond Index	0.52%	2.37%	3.05%	N/A	N/A

PRINCIPAL STREET FUNDS

Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Distribution Yield is the latest monthly dividend rate times 12, divided by the latest month-end NAV.

(1)	Inception date for the Institutional Class was September 15, 2017.
(2)
Inception date for the Investor Class was March 23, 2020. Performance for the Investor Class prior to the inception of the class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.

(3)
Inception date for the A Class was February 15, 2022. Performance for the A Class prior to the inception of the class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the A Class.

(4)	Reflects the maximum front-end sales load of 2.25%.
(5)	As of December 29, 2022, the date of the High Income Fund’s most recent prospectus, expense ratios for the Fund were as follows:

Institutional Class	Gross Expenses: 0.93%; Net Expenses: 0.90%
Investor Class	Gross Expenses: 1.45%; Net Expenses: 1.42%
A Class	Gross Expenses: 1.34%; Net Expenses: 1.27%

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses (“AFFE”), or extraordinary expenses (“Excluded Expenses”)) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

SHORT TERM FUND PORTFOLIO UPDATE

The Short Term Fund was launched on April 27, 2022 and compliments the high yield strategy of the High Income Fund in that it is a short duration (< 3 years) and high grade (90% investment grade or greater) offering. The Fund is designed to minimize price volatility both in the absolute and relative to its peers. During the reporting period the Adviser is satisfied that the Short Term Fund performed as designed.

For the reporting period, the Fund’s total return was 2.36% (PSTYX), while the Fund’s benchmark, the Bloomberg 3-Year Municipal Bond Index returned 1.12%.  As of August 31, 2023, the Institutional Class had a one-year distribution yield of 3.42%, which we view as very strong compared to our peers.

In the brief time since inception the Short Term Fund has existed in what is best described as a challenging market environment. Over the last 18 months the municipal bond market has seen significant rate and flow volatility. Short term municipal rates have increased 50-100 basis points over the last 12 months and that is after a period where rates already rose 100-200 basis points with some sectors widening even further (e.g. Diversified Financials, and AMT Airports). The relative performance of the Short Term Fund has met our expectations.  The Fund has seen AUM grow from $28 million to $53 million as of period end, which is encouraging considering the degree of outflows from municipal bond mutual funds during that time.

PRINCIPAL STREET FUNDS

Performance, Yields & Expense Ratios as of August 31, 2023

		Annualized
		Since		Expense
	1-Year	Inception	Distribution	Ratio(1)
Share Class	Return	(4/27/22)	Yield	(Gross/Net)
Institutional (PSTYX)	2.36%	2.52%	3.61%	1.09% / 0.71%
Investor (PSTEX)	1.87%	2.09%	3.37%	1.37% / 0.95%
Bloomberg 3-Year Municipal Bond Index	1.12%	1.45%	N/A	N/A

Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Distribution Yield is the latest monthly dividend rate times 12, divided by the latest month-end NAV.

SEC Yield is based on the hypothetical annualized earning power (investment income only) of the Fund’s portfolio securities during the period indicated. Subsidized yields reflect fee waivers in effect.  Without such waivers, yields would be reduced.  Unsubsidized yields do not reflect fee waivers in effect.

(1)	As of December 29, 2022, the date of the Short Term Fund’s most recent prospectus, expense ratios for the Fund were as follows:

Institutional Class	Gross Expenses: 4.41%; Net Expenses: 0.70%
Investor Class	Gross Expenses: 5.60%; Net Expenses: 0.95%

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

LOOKING AHEAD

We believe the volatility in the fixed income markets is quieting down, bonds in general are looking more attractive based on the income levels now available. Our relative performance continues to get better as we work out of prior defaulted bonds and continue to work to diversify the portfolio. We expect these conditions are ripe for strong performance to increase assets and drive better absolute performance in the asset class. Again, we thought that might have been 2023, but looks like those days are moving to 2024. We maintain our focus and flexibility to take advantage of the opportunities the markets present for our investors.

Sincerely,

Troy Willis, Charlie Pulire

PRINCIPAL STREET FUNDS

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against a loss in a declining market.

The Principal Street High Income Municipal Fund’s and Principal Street Short Term Municipal Fund’s primary investment objectives are to provide current income exempt from regular federal income tax. Income may be subject to state or local tax.

The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

Basis Points are a unit of measure used to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Distributions are not guaranteed and a company’s future ability to make distributions may be limited.

Mutual Fund investing involves risk. Principal loss is possible. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Fixed-income securities may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Funds.

Principal Street Partners, LLC is the Investment Adviser to the Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund, which are distributed by Quasar Distributors, LLC.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of August 31, 2023

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	-2.94%	-2.00%	-0.93%	0.74%
Investor Class	-3.81%	-2.64%	-1.39%	0.27%
A Class (with sales load)(2)	-6.16%	-3.43%	-1.90%	-0.12%
A Class (without sales load)	-4.02%	-2.69%	-1.45%	0.26%
Bloomberg High Yield Municipal Bond Index(3)	0.52%	0.47%	2.37%	3.05%

(1)
Period since the Fund’s inception. The Institutional Class, Investor Class, and A Class commenced operations on September 15, 2017, March 23, 2020, and February 16, 2022, respectively. Performance for the Investor Class and A Class prior to the inception of the Investor Class and A Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class and A Class.

(2)	Reflects a sales load of 2.25%.
(3)
The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2022:

Institutional Class	Gross Expenses: 0.93%; Net Expenses: 0.90%.
Investor Class	Gross Expenses: 1.45%; Net Expenses: 1.42%.
A Class	Gross Expenses: 1.34%; Net Expenses: 1.27%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of August 31, 2023

	1-Year	Since Inception(1)
Institutional Class	2.36%	2.52%
Investor Class	1.87%	2.09%
Bloomberg 3-Year Municipal Bond Index(2)	1.12%	1.45%

(1)	Period since the Fund’s inception. The Institutional Class and Investor Class both commenced operations on April 27, 2022.
(2)
The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

The following is expense information for the Principal Street Short Term Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2022:

Institutional Class	Gross Expenses: 4.41%; Net Expenses: 0.70%.
Investor Class	Gross Expenses: 5.60%; Net Expenses: 0.95%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of August 31, 2023
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of August 31, 2023
(% of Net Assets)

Sunland Medical Foundation, 12.000%, 10/20/2024	3.6%
Wisconsin Public Finance Authority, 7.050%, 9/1/2046	3.3%
Wisconsin Public Finance Authority, 7.375%, 1/1/2050	3.2%
Falmouth Solid Waste Disposal Facilities Revenue, 8.500%, 6/1/2040	3.0%
Angelina & Neches River Authority, 7.500%, 12/1/2045	2.9%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	2.5%
Port Beaumont Navigation District, 8.000%, 2/1/2039	2.5%
Erie Tobacco Asset Securitization Corp., 0.000%, 6/1/2060	2.4%
Children’s Trust Fund, 0.000%, 5/15/2057	2.4%
South Carolina Jobs-Economic Development Authority, 7.750%, 10/1/2057	2.4%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of August 31, 2023
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of August 31, 2023
(% of Net Assets)

Metropolitan Pier & Exposition Authority, 7.000%, 7/1/2026	3.3%
Port Authority of New York & New Jersey, 5.000%, 7/15/2027	2.6%
Wisconsin Public Finance Authority, 5.750%, 6/1/2025	2.5%
Texas Municipal Gas Acquisition and Supply Corp. I, 6.250%, 12/15/2026	2.3%
Metropolitan Transportation Authority, 5.000%, 11/15/2030	1.9%
Black Belt Energy Gas District, 5.250%, 02/01/2053	1.9%
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2024	1.9%
Indiana Finance Authority, 4.50%, 12/15/2046	1.9%
Build NYC Resource Corp., 7.625%, 2/1/2026	1.9%
Maricopa County Industrial Development Authority, 4.000%, 7/1/2029	1.8%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited)
August 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 – August 31, 2023).

ACTUAL EXPENSES

For each class, the first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

HIGH INCOME MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(03/01/2023)	(08/31/2023)	(03/01/2023 to 08/31/2023)
Institutional Actual(2)(3)	$1,000.00	$1,016.40	$4.88
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,020.37	$4.89

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended August 31, 2023 of 1.64%.
(3)	Excluding interest expense, the actual expenses would be $4.07.
(4)	Excluding interest expense, the hypothetical expenses would be $4.08.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited) – Continued
August 31, 2023

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(03/01/2023)	(08/31/2023)	(03/01/2023 to 08/31/2023)
Investor Actual(6)(7)	$1,000.00	$1,010.90	$7.40
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,017.85	$7.43

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 1.46%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended August 31, 2023 of 1.09%.
(7)	Excluding interest expense, the actual expenses would be $6.59.
(8)	Excluding interest expense, the hypothetical expenses would be $6.61.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(9)
	(03/01/2023)	(08/31/2023)	(03/01/2023 to 08/31/2023)
A Class Actual(10)(11)	$1,000.00	$1,005.30	$6.12
A Class Hypothetical(12) (5% return before expenses)	$1,000.00	$1,019.11	$6.16

(9)
Expenses for the A Class are equal to the annualized expense ratio for the most recent six-month period of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(10)	Based on the actual A Class return for the six-month period ended August 31, 2023 of 0.53%.
(11)	Excluding interest expense, the actual expenses would be $5.31.
(12)	Excluding interest expense, the hypothetical expenses would be $5.35.

SHORT TERM MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(03/01/2023)	(08/31/2023)	(03/01/2023 to 08/31/2023)
Institutional Actual(2)(3)	$1,000.00	$1,014.80	$3.55
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,021.68	$3.57

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended August 31, 2023 of 1.48%.
(3)	Excluding interest expense, the actual expenses would be $3.55.
(4)	Excluding interest expense, the hypothetical expenses would be $3.57.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(03/01/2023)	(08/31/2023)	(03/01/2023 to 08/31/2023)
Investor Actual(6)(7)	$1,000.00	$1,013.50	$4.82
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,020.42	$4.84

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended August 31, 2023 of 1.35%.
(7)	Excluding interest expense, the actual expenses would be $4.82.
(8)	Excluding interest expense, the hypothetical expenses would be $4.84.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1%

Arizona — 3.2%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$960,642
(Obligor: Legacy Cares, Inc.)
7.750%, Series A, 07/01/2050 (3)	1,600,000	160,000
6.000%, Series A, 07/01/2051 (3)	540,000	54,000
6.750%, Series C, 07/01/2030 (3)	2,000,000	200,000
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	549,666
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,122,016
Pima County Industrial Development Authority
(Obligor: La Posada Park Centre)
6.625%, 05/15/2031 (1)	2,000,000	1,977,859
Sierra Vista Industrial Development Authority
(Obligor: Georgetown Community Development Authority)
0.000%, Series A, 10/01/2056 (1),(4),(5)	1,000,000	874,927
0.000%, Series A, 10/01/2056 (1),(4),(5)	2,200,000	1,557,243
6.250%, Series B, 10/01/2036	1,500,000	1,210,252
		8,666,605
California — 0.4%
California Pollution Control Financing Authority
(Obligor: CalPlant I)
7.000%, 10/31/2023 (3),(8)	1,000,000	50,000
7.500%, 07/01/2032 (3),(8)	5,065,000	658,450
8.000%, 07/01/2039 (3),(8)	3,845,000	192,250
7.500%, 12/01/2039 (3),(8)	2,500,000	125,000
		1,025,700
Colorado — 7.0%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,563,614
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	1,869,670
Canyon Pines Metropolitan District
5.250%, Series A-1, 12/01/2051	2,000,000	1,693,576
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	821,361

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Colorado — 7.0% (Continued)
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	$750,000	$598,672
Four Corners Business Improvement District
6.000%, 12/01/2052	1,000,000	904,122
Grandview Reserve Metropolitan District No. 3
6.250%, Series A, 12/01/2052	1,500,000	1,395,653
9.000%, Series B, 12/15/2052	1,000,000	955,893
Ledge Rock Center Commercial Metropolitan District
7.000%, Series A, 11/01/2052 (1)	1,000,000	982,796
7.375%, Series A, 11/01/2052 (1)	1,000,000	983,393
Legato Community Authority
8.250%, Series B, 12/15/2051	2,000,000	1,782,006
Peak Metropolitan District No. 3
7.500%, Series A-1, 12/01/2052	1,500,000	1,480,498
Verve Metropolitan District No. 1
6.750%, 12/01/2052	1,500,000	1,373,778
Waters’ Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	818,993
		19,224,025
Florida — 7.2%
Capital Trust Agency, Inc.
(Obligor: Tallahassee NHHI)
7.000%, Series A, 12/01/2045 (3)	150,000	49,125
7.125%, Series A, 12/01/2050 (3)	2,000,000	655,000
(Obligor: Tapestry Senior Housing Walden)
7.000%, Series A, 07/01/2052 (3)	2,200,000	484,000
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
6.500%, Series A, 10/01/2032 (3)	1,090,000	577,700
6.750%, Series A, 10/01/2037 (3)	1,290,000	683,700
7.000%, Series A, 10/01/2040 (3)	1,525,000	808,250
7.000%, Series A, 10/01/2049 (3)	1,700,000	901,000
(Obligor: Voans SW Florida Healthcare)
10.000%, 06/30/2024 (3)	7,950,000	5,803,500
Florida Development Finance Corp.
(Obligor: Cabana at Jensen Dunes)
12.000%, Series B, 11/15/2056 (1),(2)	5,025,000	5,273,738
Lake County
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, Series A1, 01/01/2052 (3)	5,800,000	4,524,000
		19,760,013

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Illinois — 2.1%
Illinois Finance Authority
(Obligor: Aim Art in Motion)
5.000%, Series A, 07/01/2051	$3,000,000	$2,112,694
5.000%, Series B, 07/01/2024	305,000	294,309
(Obligor: Plymouth Place)
6.500%, Series A, 05/15/2047	1,000,000	1,008,821
(Obligor: Roosevelt University)
6.125%, Series A, 04/01/2049 (1)	2,500,000	2,302,222
		5,718,046
Indiana — 4.0%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
6.000%, 10/01/2042	1,000,000	908,220
Evansville Manufacturing Housing Revenue
(Obligor: Evansville RCF LP)
5.450%, 01/01/2038 (3)	1,500,000	1,195,645
Goshen Manufacturing Housing Revenue
(Obligor: Green Oaks Of Goshen, LLC)
5.000%, Series A, 08/01/2041	1,500,000	1,188,585
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal)
7.000%, 03/01/2039 (8)	6,160,000	4,595,197
Indiana Housing & Community Development Authority
(Obligor: Vita Of New Whiteland, LLC)
6.750%, 01/01/2043	500,000	485,773
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	2,672,546
		11,045,966
Iowa — 1.2%
Iowa Finance Authority
(Obligor: Riserville Holdings)
5.000%, 12/01/2051 (8)	3,575,000	2,682,008
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	726,348
		3,408,356

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Kentucky — 3.0%
Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040 (1)	$8,875,000	$8,163,886

Louisiana — 0.8%
Louisiana Public Facilities Authority
(Obligor: Grambling High Foundation)
6.375%, Series A, 06/01/2052 (1)	770,000	732,534
(Obligor: Jefferson Rise Charter School)
6.000%, Series A, 06/01/2037 (1)	480,000	455,016
6.250%, Series A, 06/01/2052 (1)	1,000,000	932,013
		2,119,563
Maine — 1.3%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC)
8.000%, 12/01/2051 (8)	5,500,000	3,577,066

Maryland — 0.2%
Maryland Economic Development
(Obligor: Consol Marine Terminals)
5.750%, 09/01/2025	500,000	504,167

Massachusetts — 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	975,625

Michigan — 0.4%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,165,449

Mississippi — 1.6%
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	892,640
Tunica County
6.000%, 10/01/2040	4,055,000	3,575,849
		4,468,489
New Jersey — 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	63,597

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

New York — 5.4%
Build NYC Resource Corp.
(Obligor: Voices of Community Activists)
7.625%, Series A-1, 02/01/2053	$1,815,000	$1,782,471
7.625%, Series A-2, 02/01/2026 (1)	1,690,000	1,684,165
8.125%, Series B, 02/01/2026	300,000	296,950
Erie Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (4)	6,000,000	411,965
0.000%, 06/01/2060 (4)	115,000,000	6,628,290
New York Counties Tobacco Trust IV
0.000%, Series F, 06/01/2060 (4)	50,000,000	3,082,110
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	404,420
5.250%, 09/15/2053	920,000	650,234
		14,940,605
Ohio — 1.4%
Southern Ohio Port Authority
(Obligor: PureCycle Ohio)
7.000%, Series A, 12/01/2042 (8)	2,600,000	1,921,299
Washington County Hospital Revenue
(Obligor: Marietta Area Healthcare)
6.375%, 12/01/2037	1,000,000	986,877
6.625%, 12/01/2042	1,000,000	1,000,213
		3,908,389
Oklahoma — 2.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039 (8)	6,900,000	6,924,823
8.000%, Series A, 08/01/2039	750,000	752,698
		7,677,521
Pennsylvania — 2.4%
Pennsylvania Economic Development Financing Authority
(Obligor: Consol Energy)
9.000%, Series A, 04/01/2051 (8),(9)	4,000,000	4,429,050
(Obligor: Tapestry Moon)
6.500%, Series A, 12/01/2038 (3)	2,950,000	1,124,688
6.750%, Series A, 12/01/2053 (3)	2,650,000	1,010,313
		6,564,051

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Puerto Rico — 3.8%
Children’s Trust Fund
0.000%, 05/15/2057 (4)	$42,000,000	$2,921,083
0.000%, Series B, 05/15/2057 (4)	120,000,000	6,602,016
Commonwealth of Puerto Rico
0.000%, 11/01/2051 (4)	2,397,090	997,789
		10,520,888
South Carolina — 5.5%
City of Hardeeville
4.000%, 05/01/2052	900,000	618,826
South Carolina Jobs-Economic Development Authority
(Obligor: AAC East)
7.000%, Series A, 05/01/2039 (8)	3,500,000	2,758,030
(Obligor: CR River Park)
7.750%, Series A, 10/01/2057	6,150,000	6,542,968
(Obligor: Jasper Pellets)
7.000%, Series A, 11/01/2038 (3), (8)	1,500,000	1,425,000
(Obligor: Last Step Recycling, LLC)
6.500%, Series A, 06/01/2051 (3),(8)	2,000,000	1,478,185
(Obligor: Repower S. Berkeley)
6.000%, 02/01/2035 (3),(8)	1,000,000	400,000
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	50,000	48,254
(Obligor: Virtus Academy)
5.000%, Series A, 06/15/2051	1,330,000	1,011,076
5.000%, Series A, 06/15/2056	1,100,000	817,443
		15,099,782
Tennessee — 1.2%
Knox County Industrial Development Board
(Obligor: TomPaul Knoxville, LLC)
9.500%, 11/01/2052 (1),(8)	1,000,000	994,092
Metropolitan Government Nashville &
Davidson County Health & Educational Facilities Board
(Obligor: Trousdale Foundation Obligated Group)
7.500%, Series B-1, 04/01/2049 (3)	1,140,000	11,400
Shelby County Health Educational & Housing Facilities Board
(Obligor: Luke Obligated Group)
5.750%, Series A, 10/01/2059	3,000,000	2,171,122
		3,176,614

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Texas — 18.2%
Angelina & Neches River Authority
(Obligor: Jefferson Enterprises Energy)
7.500%, 12/01/2045 (8)	$11,900,000	$8,055,983
Arlington Higher Education Finance Corp.
(Obligor: Odyssey 2020 Academy)
6.125%, 02/15/2053	500,000	478,668
(Obligor: The Magellan School)
6.375%, 06/01/2062 (1)	1,000,000	1,012,222
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling)
9.000%, 03/01/2039 (8)	4,275,000	4,477,264
9.000%, Series A, 03/01/2039 (8)	3,330,000	3,487,553
7.000%, Series B, 03/01/2039 (8)	1,250,000	1,148,380
Calhoun County Navigation Industrial Development Authority
(Obligor: Max Midstream Texas, LLC)
3.625%, Series A, 07/01/2026 (8)	1,500,000	1,373,330
6.500%, Series B, 07/01/2026	1,000,000	936,238
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	900,000	790,325
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027 (1)	3,550,000	4,082,697
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, Series B, 11/15/2061 (5)	2,341,998	926,302
(Obligor: Outlook at Windhaven)
6.500%, Series A, 10/01/2033	1,500,000	1,449,478
(Obligor: Sanctuary LTC, LLC)
6.500%, Series A-2, 01/01/2031	2,500,000	1,913,033
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Island)
8.000%, 02/01/2039 (1),(8)	7,285,000	6,902,865
San Antonio Education Facilities Corp.
(Obligor: Hallmark University)
5.000%, Series A, 10/01/2041	840,000	700,079
5.000%, Series A, 10/01/2051	1,000,000	770,645
5.250%, Series B, 10/01/2028	350,000	340,545

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Texas — 18.2% (Continued)
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	$2,600,000	$2,348,321
6.750%, Series A, 11/15/2051	5,000,000	4,481,855
(Obligor: CC Young Memorial Home)
6.375%, Series B, 02/15/2041 (3)	550,000	302,500
Woodloch Health Facilities Development Corp.
(Obligor: Senior Care Living VII)
6.750%, Series A1, 12/01/2051 (1),(3)	6,375,000	3,825,000
		49,803,283
Utah — 0.8%
Utah Charter School Finance Authority
(Obligor: Rockwell Charter High School)
5.375%, Series A, 07/15/2042	905,000	765,820
5.500%, Series A, 07/15/2047	1,460,000	1,225,938
6.625%, Series B, 07/15/2047	300,000	259,679
		2,251,437
Washington — 0.8%
Washington State Housing Finance Commission
(Obligor: Eliseo Obligated Group)
4.000%, Series A, 01/01/2057	2,000,000	1,331,776
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, Series A, 07/01/2038	1,075,000	864,063
		2,195,839
West Virginia — 2.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia)
8.750%, 02/01/2036 (3),(8)	1,000,000	800,000
(Obligor: Empire Trimodal Terminal)
7.625%, 12/01/2040	6,800,000	5,422,974
		6,222,974
Wisconsin — 13.7%
Wisconsin Health & Educational Facilities Authority
(Obligor: Chiara Communities, Inc.)
7.000%, Series C, 07/01/2043	505,000	362,906
7.500%, Series C, 07/01/2053	2,500,000	1,813,793

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 91.1% (Continued)

Wisconsin — 13.7% (Continued)
Wisconsin Public Finance Authority
(Obligor: Austin FBO LLC)
7.050%, Series A, 09/01/2046 (8)	$9,250,000	$8,975,185
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,019,582
5.750%, 05/01/2054	7,950,000	6,375,572
(Obligor: Coral Academy of Science)
5.875%, Series A, 06/01/2052 (1)	600,000	575,471
(Obligor: Discovery Charter School)
6.625%, Series A, 06/01/2052 (1)	900,000	850,914
(Obligor: Dreamhouse ‘Ewa Beach)
5.750%, Series A, 06/01/2025 (1)	675,000	675,463
7.500%, Series A, 06/01/2025 (1)	1,000,000	970,411
(Obligor: Explore Academy)
6.125%, Series A, 02/01/2048	1,550,000	1,331,240
(Obligor: Million Air Two Obligated Group)
7.125%, Series B, 06/01/2041 (8)	2,885,000	2,522,409
(Obligor: Noorda College of Osteopathic Medicine)
6.500%, 06/01/2045 (1)	2,745,000	2,333,627
(Obligor: Proton International Alabama LLC)
6.850%, Series A, 10/01/2047 (3)	400,000	240,000
(Obligor: Shining Rock Classical)
6.000%, Series A, 06/15/2052	900,000	821,036
(Obligor: Trinity Regional Hospital)
7.375%, Series A-1, 01/01/2050 (2),(3)	12,425,000	8,753,413
		37,621,022
Total Municipal Bonds
(Cost $309,920,676)		249,868,958

CORPORATE BONDS — 5.2%
CalPlant I, LLC
9.500%, 08/21/2024 (1),(2),(3)	3,000,000	3,000,000
LSC Estero Prime
12.000%, 04/30/2024 (2)	1,250,000	1,250,000
Sunland Medical Foundation
12.000%, 10/20/2024 (2),(3)	10,000,000	10,000,000
Total Corporate Bonds
(Cost $14,156,544)		14,250,000

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Shares	Value
CONVERTIBLE PREFERRED STOCK — 1.8%
Next Renewable Fuels, Series A (2)	7	$5,083,502
Total Convertible Preferred Stock
(Cost $5,083,650)		5,083,502

SHORT TERM INVESTMENT — 0.1%
First American Government Obligations Fund, Class X, 5.25% (6)	443,310	443,310
Total Short Term Investment
(Cost $443,310)		443,310
Total Investments(7) — 98.2%
(Cost $329,604,180)		269,645,770
Other Assets & Liabilities, Net — 1.8%		5,129,432
Total Net Assets — 100.0%		$274,775,202

(1)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2023, the total value of these investments was $51,142,724 or 18.6% of total net assets.

(2)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $33,360,653, which represents 12.1% of total net assets. See Note 3 in Notes to the Financial Statements.

(3)	Security in default at August 31, 2023.
(4)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
(5)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2023.
(6)	The rate shown is the annualized seven day effective yield as of August 31, 2023.
(7)	All securities in this Fund have been pledged as collateral for a secured line of credit.
(8)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2023, the total value of securities subject to the AMT was $72,818,519 or 26.5% of net assets.
(9)	Adjustable rate security. The rate shown represents the rate in effect as of August 31, 2023.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5%

Alabama — 3.9%
Black Belt Energy Gas District
5.250%, Series C-1, 02/01/2053 (6)	$500,000	$518,627
5.250%, Series F, 12/01/2025	1,000,000	1,021,236
Houston County Health Care Authority
5.000%, Series A, 10/01/2030	100,000	101,158
Russell County Public Building Authority
4.500%, 01/01/2033	425,000	425,265
		2,066,286
Arizona — 5.2%
Maricopa County Industrial Development Authority
4.000%, Series B, 07/01/2029 (1)	1,000,000	950,937
Maricopa County Union High School District No. 210
4.000%, Series A, 07/01/2026	150,000	150,059
Pima County
4.000%, 07/01/2024	205,000	205,102
Pima County Industrial Development Authority
(Obligor: La Posada Park Centre)
5.125%, Series B-3, 11/15/2029 (1)	500,000	492,027
5.625%, Series B-3, 11/15/2030 (1)	500,000	494,576
(Obligor: PLC Charter Schools)
5.250%, 12/01/2026	475,000	470,232
		2,762,933
California — 7.0%
California Community Choice Financing Authority
5.000%, Series A-1, 12/01/2053	900,000	927,289
California Enterprise Development Authority
(Obligor: Rocklin Academy)
4.000%, Series A, 06/01/2036 (1)	500,000	445,442
California Health Facilities Financing Authority
(Obligor: City of Hope)
5.000%, Series A, 11/15/2023	175,000	175,166
California Municipal Finance Authority
4.000%, 07/15/2029 (5)	100,000	98,762
California School Finance Authority
(Obligor: Hawking STEAM Charter Schools)
5.000%, 07/01/2025 (1)	400,000	403,158
California Statewide Communities Development Authority
4.250%, Series C, 09/02/2032	500,000	488,965

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

California — 7.0% (Continued)
Merced Wastewater System Revenue
5.000%, 10/01/2023	$125,000	$125,153
North Natomas Community Facilities District No. 4
5.250%, Series E, 09/01/2024	150,000	150,755
Palomar Community College District
0.000%, Series B, 08/01/2029 (2)	100,000	80,608
San Ysidro School District
4.000%, 08/01/2029	130,000	130,076
Santa Barbara County
4.500%, Series A-2, 12/01/2023	400,000	400,338
Southern California Logistics Airport Authority
4.500%, 12/01/2031	300,000	302,194
		3,727,906
Colorado — 1.3%
Board of Water Commissioners City & County of Denver
4.000%, Series A, 12/15/2025	175,000	175,066
Denver City & County Airport Revenue
5.000%, Series A, 12/01/2032 (5)	300,000	316,742
6.125%, Series C, 11/15/2025 (5)	190,000	198,207
		690,015
Connecticut — 0.3%
West Haven Public Housing Authority
(Obligor: Meadow Landing I)
5.300%, Series A, 01/01/2024 (5)	140,000	139,559

Florida — 2.0%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare)
10.000%, 06/30/2024 (1),(3)	750,000	547,500
Miami-Dade County Industrial Development Authority
(Obligor: Pinecrest Academy)
5.000%, 09/15/2024	450,000	450,877
(Obligor: Academir Charter Schools)
6.750%, 07/01/2029	100,000	96,014
		1,094,391
Georgia — 1.1%
Augusta Water & Sewer Revenue
4.000%, 10/01/2031	580,000	580,097

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

Idaho — 1.6%
Kootenai County School District No. 271 Coeur d’Alene
4.000%, Series B, 09/15/2024	$850,000	$850,415

Illinois — 10.1%
Blue Island
4.750%, 12/01/2024	100,000	100,048
Chicago Board of Education
5.250%, 12/01/2023	135,000	135,348
Chicago O’Hare International Airport
5.250%, 01/01/2033	650,000	650,646
5.000%, Series A, 01/01/2032	500,000	500,326
5.000%, Series B, 01/01/2031 (5)	240,000	240,068
4.000%, Series B, 01/01/2027 (5)	250,000	249,999
Illinois
6.000%, 11/01/2026	350,000	364,325
Illinois Finance Authority
(Obligor: Plymouth Place)
5.250%, Series B-2, 11/15/2027	500,000	497,547
Illinois Sales Tax Revenue
5.000%, 06/15/2025	325,000	325,271
Metropolitan Pier & Exposition Authority
7.000%, 07/01/2026	1,665,000	1,758,695
Sales Tax Securitization Corp.
5.000%, Series A, 01/01/2030	200,000	217,606
Villa Park
4.000%, 12/15/2028	350,000	350,122
		5,390,001
Indiana — 5.9%
GCS School Building Corp. One
4.000%, 07/15/2025	800,000	800,178
Indiana Finance Authority
(Obligor: Earlham College)
5.000%, 10/01/2032	765,000	765,210
(Obligor: Fulcrum Centerpoint, LLC)
4.500%, 12/15/2046 (5)	1,000,000	998,582
University of Southern Indiana Foundation
4.500%, 10/01/2024	575,000	575,807
		3,139,777

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

Iowa — 1.2%
PEFA, Inc.
5.000%, 09/01/2049	$630,000	$636,139

Kansas — 0.7%
Johnson County Park & Recreation District
4.000%, Series A, 09/01/2024	110,000	110,016
Topeka
(Obligor: Congregational Home)
5.125%, Series B, 12/01/2026	250,000	246,902
		356,918
Massachusetts — 0.8%
Massachusetts Development Finance Agency
(Obligor: Provident Commonwealth)
5.000%, 10/01/2029	150,000	153,203
Massachusetts Educational Financing Authority
4.375%, 07/01/2024 (5)	175,000	175,021
North Reading
5.000%, 05/15/2030	120,000	120,161
		448,385
Michigan — 1.3%
Detroit School District
5.250%, Series C, 05/01/2025	490,000	500,266
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,041
Michigan Finance Authority
(Obligor: Trinity Health Corp.)
5.000%, Series MI-2, 12/01/2044	100,000	102,091
		682,398
Mississippi — 1.0%
Natchez
4.500%, 09/01/2025	545,000	549,958

Missouri — 2.2%
Jackson County
4.250%, 12/01/2023	595,000	595,336
Missouri Development Finance Board
5.000%, Series A, 06/01/2024	400,000	400,520
5.000%, Series A, 06/01/2027	200,000	200,153
		1,196,009

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

New Jersey — 2.9%
New Jersey Economic Development Authority
5.000%, Series UU, 06/15/2034	$755,000	$762,423
New Jersey Housing & Mortgage Finance Agency
4.000%, Series I, 04/01/2033	785,000	786,037
		1,548,460
New Mexico — 0.7%
Dona Ana County
4.000%, 05/01/2028	395,000	395,100

New York — 7.4%
Build NYC Resource Corp.
(Obligor: Voices of Community Activists)
7.625%, Series A-2, 02/01/2026 (1)	1,000,000	996,547
Hudson
4.000%, 04/15/2028	95,000	95,055
Metropolitan Transportation Authority
4.000%, Series B, 11/15/2028	125,000	125,014
5.000%, Series C-1, 11/15/2030	1,000,000	1,031,819
New York State Dormitory Authority
(Obligor: St John’s University)
4.000%, Series A, 07/01/2033	100,000	103,674
Port Authority of New York & New Jersey
5.000%, Series 223, 07/15/2027 (5)	1,320,000	1,381,763
Schenectady Metroplex Development Authority
5.000%, 09/15/2023	200,000	200,086
		3,933,958
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency
(Obligor: Arc of North Carolina)
5.000%, Series A, 10/01/2027	100,000	100,062
North Carolina Medical Care Commission
(Obligor: Lutheran Aging Services)
5.000%, Series C, 03/01/2024	395,000	394,656
(Obligor: Wake Forest Baptist)
5.000%, Series B, 12/01/2024	650,000	650,570
		1,145,288

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

North Dakota — 0.7%
Williston
4.000%, Series B, 05/01/2024	$365,000	$365,049

Ohio — 0.3%
Riversouth Authority
5.000%, Series A, 06/01/2024	185,000	185,215

Oklahoma — 0.9%
Norman Regional Hospital Authority
(Obligor: Norman Regional Hospital Authority)
5.000%, 09/01/2025	235,000	234,782
Tulsa County Industrial Authority
(Obligor: Montereau Obligated Group)
5.000%, 11/15/2023	230,000	230,263
		465,045
Oregon — 0.7%
Portland Water Revenue
5.000%, 10/01/2024	350,000	350,258

Pennsylvania — 5.0%
Butler County Hospital Authority
(Obligor: Butler Health System)
5.000%, 07/01/2028	300,000	294,279
Lycoming County Authority
(Obligor: Lycoming College)
4.500%, Series S2, 11/01/2035	500,000	495,792
Montgomery County Higher Education and Health Authority
(Obligor: Gwynedd Mercy University)
5.000%, Series UU1, 05/01/2029	240,000	244,888
Montgomery County Industrial Development Authority
(Obligor: Foulkeways at Gwynedd)
5.000%, 12/01/2025	230,000	233,387
Northeastern Pennsylvania Hospital and Education Authority
(Obligor: Kings College)
5.000%, 05/01/2025	600,000	600,026
Philadelphia Authority for Industrial Development
(Obligor: Russell Byers Charter School)
5.000%, Series A, 05/01/2030	770,000	774,469
		2,642,841

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

Puerto Rico — 4.8%
Children’s Trust Fund
5.500%, 05/15/2039	$620,000	$620,072
Commonwealth of Puerto Rico
0.000%, Series A, 07/01/2024 (2)	487,180	469,488
Puerto Rico Electric Power Authority
5.000%, Series PP, 07/01/2024 (3)	140,000	140,022
5.000%, Series PP, 07/01/2025 (3)	385,000	385,061
5.000%, Series UU, 07/01/2024 (3)	745,000	749,436
5.250%, Series VV, 07/01/2026 (3)	200,000	197,289
		2,561,368
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp.
(Obligor: Providence College)
5.000%, Series B, 11/01/2023	200,000	200,212

South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority
(Obligor: Kiawah Life Plan Village, Inc.)
5.250%, Series B-2, 11/15/2028	500,000	499,061
(Obligor: Upstate Senior Living)
4.000%, 11/15/2027	175,000	168,890
		667,951
Tennessee — 3.2%
Greeneville
4.000%, 06/01/2029	165,000	173,321
Tennessee Energy Acquisition Corp.
5.250%, Series A, 09/01/2024	1,000,000	1,008,805
5.000%, Series C, 02/01/2027	500,000	500,797
		1,682,923
Texas — 11.5%
Arlington Higher Education Finance Corp.
(Obligor: Wayside Schools)
5.000%, Series A, 08/15/2027	200,000	200,065
Bacliff Municipal Utility District
4.500%, 09/01/2029	340,000	340,183
Converse
4.000%, 02/01/2032	550,000	544,929
Dallas Housing Finance Corp.
(Obligor: Ash Creek Housing, LLC)
5.000%, 07/01/2026 (6)	500,000	510,227

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

Texas — 11.5% (Continued)
Denton County Fresh Water Supply District No. 7
4.000%, 02/15/2028	$135,000	$135,015
Georgetown
4.000%, 08/15/2025	175,000	175,056
Gray County
(Obligor: Clarendon College)
5.000%, 09/01/2023	235,000	235,000
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, Series A, 01/01/2033	285,000	260,090
Harris County Municipal Utility District No. 167
4.000%, 09/01/2031	100,000	99,999
Harris County Municipal Utility District No. 278
4.000%, 09/01/2037	200,000	193,805
Katy Independent School District
4.000%, 02/15/2025	160,000	160,085
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial, LLC)
15.000%, 11/01/2027 (1)	100,000	115,006
Liberty Community Development Corp.
4.000%, 03/01/2028	200,000	200,008
Mansfield Independent School District
4.000%, 02/15/2024	300,000	300,128
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Island)
8.000%, 02/01/2039 (1), (5)	280,000	265,313
San Antonio
5.000%, 02/01/2027	140,000	140,160
San Antonio Education Facilities Corp.
(Obligor: Hallmark University, Inc.)
5.250%, Series B, 10/01/2028	100,000	97,299
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Cumberland Rest, Inc.)
5.000%, 10/01/2034	750,000	753,115
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026	1,185,000	1,227,158
Wise County
5.000%, 08/15/2026	200,000	206,960
		6,159,601

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Par	Value
MUNICIPAL BONDS — 98.5% (Continued)

Washington — 3.4%
Tobacco Settlement Authority
5.000%, 06/01/2024 (3)	$480,000	$480,248
Washington Health Care Facilities Authority
(Obligor: Providence St. Joseph Health Care)
5.000%, Series A, 10/01/2026	290,000	290,074
Washington State Housing Finance Commission
(Obligor: Heron’s Key Obligation Group)
6.000%, Series A, 07/01/2025 (1)	555,000	568,571
4.750%, Series B-1, 07/01/2027	500,000	499,622
		1,838,515
Washington D.C. — 1.3%
District of Columbia Housing Finance Agency
(Obligor: Tyler House Associates)
4.450%, 06/15/2031	700,000	700,134

West Virginia — 0.9%
Monongalia County Building Commission
(Obligor: Vandalia Health Obligation Group)
5.000%, 07/01/2028	455,000	456,592

Wisconsin — 5.5%
McFarland
4.500%, 12/01/2023	305,000	305,231
Wisconsin Center District
5.250%, 12/15/2023	395,000	396,521
Wisconsin Health & Educational Facilities Authority
(Obligor: Aspirus, Inc. Obligated Group)
5.000%, 08/15/2025	100,000	100,062
Wisconsin Public Finance Authority
(Obligor: Dreamhouse ‘Ewa Beach)
5.750%, Series A, 06/01/2025 (1)	1,325,000	1,325,907
(Obligor: Noorda College of Osteopathic)
6.500%, 06/01/2045 (1)	200,000	170,027
(Obligor: Prime Healthcare Foundation)
5.000%, Series A, 12/01/2027	650,000	656,580
		2,954,328
Total Municipal Bonds
(Cost $52,613,989)		52,564,025

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2023

Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
First American Government Obligations Fund, Class X, 5.25% (4)	246,599	$246,599
Total Short Term Investment
(Cost $246,599)		246,599
Total Investments — 99.0%
(Cost $52,860,588)		52,810,624
Other Assets & Liabilities, Net — 1.0%		527,191
Total Net Assets — 100.0%		$53,337,815

(1)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2023, the total value of these investments was $6,775,011 or 12.7% of total net assets.

(2)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
(3)	Security in default at August 31, 2023.
(4)	The rate shown is the annualized seven day effective yield as of August 31, 2023.
(5)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2023, the total value of securities subject to the AMT was $4,064,016 or 7.6% of net assets.
(6)	Adjustable rate security. The rate shown represents the rate in effect as of August 31, 2023.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Statement of Assets and Liabilities
August 31, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
ASSETS:
Investments, at value (Cost: $329,604,180
and $52,860,588, respectively)	$269,645,770	$52,810,624
Interest receivable	8,068,083	661,432
Receivable for capital shares sold	852,612	44,640
Receivable for shareholder reprocessing(1)	598,845	—
Prepaid expenses	33,187	19,110
Total Assets	279,198,497	53,535,806

LIABILITIES:
Payable for bank overdraft	3,025,000	—
Payable for capital shares redeemed	976,926	122,064
Payable to investment adviser	122,547	767
Payable for distributions to shareholders	116,234	1,586
Payable for fund administration & accounting fees	56,471	24,754
Payable for distribution fees	29,774	126
Payable for audit fees	29,253	22,244
Payable for transfer agent fees & expenses	17,999	7,732
Payable for custody fees	5,690	1,258
Payable for compliance fees	2,089	2,087
Accrued expenses	41,312	15,373
Total Liabilities	4,423,295	197,991

NET ASSETS	$274,775,202	$53,337,815

NET ASSETS CONSIST OF:
Paid-in capital	$363,522,884	$53,717,302
Total accumulated loss	(88,747,682)	(379,487)
Net Assets	$274,775,202	$53,337,815

(1)
Estimated recovery from shareholders due to reprocessing shareholder trades.  In the event the receivable is partially or not recovered, the Adviser will be responsible for paying the receivable to the Fund.  Please see Note 10 for additional details.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Assets and Liabilities – Continued
August 31, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
A Class:
Net Assets	$5,738,732	$—
Shares issued and outstanding(1)	806,965	—
Net asset value, redemption price, and offering price per share(2)	$7.11	$—
Maximum offering price per share(2)(3)	$7.28	$—

Institutional Class:
Net Assets	$240,235,380	$53,210,462
Shares issued and outstanding(1)	33,330,554	12,613,754
Net asset value, redemption price, and offering price per share	$7.21	$4.22

Investor Class:
Net Assets	$28,801,090	$127,353
Shares issued and outstanding(1)	3,981,552	30,226
Net asset value, redemption price, and offering price per share	$7.23	$4.21

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum front-end sales charge of 2.25%.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Operations
For the Year Ended August 31, 2023

	High Income	Short Term
	Municipal Fund	Municipal Fund
INVESTMENT INCOME:
Interest income	$18,649,301	$2,113,792
Total investment income	18,649,301	2,113,792

EXPENSES:
Investment adviser fees (See Note 4)	1,519,505	230,317
Fund administration & accounting fees (See Note 4)	340,407	149,810
Transfer agent fees & expenses (See Note 4)	106,932	31,064
Legal fees	78,823	26,526
Federal & state registration fees	58,402	50,506
Audit fees	39,622	22,248
Custody fees (See Note 4)	35,585	7,688
Trustee fees	20,386	20,232
Postage & printing fees	14,158	1,416
Compliance fees (See Note 4)	12,509	12,501
Other expenses	6,525	3,279
Insurance expense	3,735	1,294
Distribution and shareholder servicing fees –
A Class (See Note 5)	7,969	—
Investor Class (See Note 5)	127,282	123
Total expense before interest expense	2,371,840	557,004
Interest expense (See Note 9)	636,556	2,747
Total expenses before recoupment/waiver	3,008,396	559,751
Adviser recoupment (See Note 4)	1,993	—
Less: waiver from investment adviser (See Note 4)	(118,256)	(198,611)
Net expenses	2,892,133	361,140

NET INVESTMENT INCOME	15,757,168	1,752,652

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(14,501,142)	(395,830)
Net change in unrealized appreciation/depreciation on investments	(11,030,242)	(52,691)
Net realized and unrealized loss on investments	(25,531,384)	(448,521)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$(9,774,216)	$1,304,131

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	August 31, 2023	August 31, 2022
OPERATIONS:
Net investment income	$15,757,168	$15,978,738
Net realized loss on investments	(14,501,142)	(8,568,252)
Net change in unrealized appreciation/depreciation on investments	(11,030,242)	(39,622,565)
Net decrease in net assets resulting from operations	(9,774,216)	(32,212,079)

CAPITAL SHARE TRANSACTIONS:
A Class(1):
Proceeds from shares sold	5,512,512	403,822
Proceeds from reinvestment of distributions	157,461	5,154
Payments for shares redeemed	(116,320)	(25,153)
Net increase in net assets resulting from A Class transactions	5,553,653	383,823

Institutional Class:
Proceeds from shares sold	130,446,143	167,030,518
Proceeds from reinvestment of distributions	14,883,107	14,563,484
Payments for shares redeemed	(153,392,207)	(153,096,733)
Net increase (decrease) in net assets
resulting from Institutional Class transactions	(8,062,957)	28,497,269

Investor Class:
Proceeds from shares sold	13,182,731	15,139,397
Proceeds from reinvestment of distributions	571,576	336,266
Payments for shares redeemed	(3,484,484)	(4,054,537)
Net increase in net assets resulting from Investor Class transactions	10,269,823	11,421,126
Net increase in net assets from capital share transactions	7,760,519	40,302,218

DISTRIBUTIONS TO SHAREHOLDERS
A Class(1)	(189,908)	(5,154)
Institutional Class	(15,335,281)	(15,281,351)
Investor Class	(1,440,870)	(906,463)
Total distributions to shareholders	(16,966,059)	(16,192,968)

TOTAL DECREASE IN NET ASSETS	(18,979,756)	(8,102,829)

NET ASSETS:
Beginning of year	293,754,958	301,857,787
End of year	$274,775,202	$293,754,958

(1)	Inception date of the A Class was February 16, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Statements of Changes in Net Assets

		For the Period
	For the	Inception(1)
	Year Ended	Through
	August 31, 2023	August 31, 2022
OPERATIONS:
Net investment income	$1,752,652	$87,177
Net realized loss on investments	(395,830)	(4,690)
Net change in unrealized appreciation/depreciation on investments	(52,691)	2,727
Net increase in net assets resulting from operations	1,304,131	85,214

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	48,683,163	30,260,834
Proceeds from reinvestment of distributions	1,678,005	4,270
Payments for shares redeemed	(26,736,332)	(300,618)
Net increase in net assets resulting from Institutional Class transactions	23,624,836	29,964,486

Investor Class:
Proceeds from shares sold	101,225	27,500
Proceeds from reinvestment of distributions	1,573	176
Payments for shares redeemed	(2,494)	—
Net increase in net assets resulting from Investor Class transactions	100,304	27,676
Net increase in net assets from capital share transactions	23,725,140	29,992,162

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,688,232)	(78,851)
Investor Class	(1,573)	(176)
Total distributions to shareholders	(1,689,805)	(79,027)

TOTAL INCREASE IN NET ASSETS	23,339,466	29,998,349

NET ASSETS:
Beginning of period	29,998,349	—
End of period	$53,337,815	$29,998,349

(1)	Inception date of the Fund was April 27, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Cash Flows

For the
Year Ended
August 31, 2023
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(9,774,216)
Adjustments to reconcile net decrease in net assets from
operations to net cash used for operating activities:
Purchases of investments	(59,461,965)
Proceeds from sales of investments	63,332,919
Purchases and sales of short-term investments, net	(2,541,396)
Amortization (accretion) of market premium (discount), net	(1,661,848)
Changes in operating assets and liabilities
Decrease in payable for investment securities purchased	(2,130,267)
Increase in receivable for shareholder reprocessing	(598,845)
Increase in interest receivable	(1,077,112)
Increase in prepaid expenses	(1,288)
Increase in payable to investment adviser	13,319
Increase in accrued distributions payable	11,257
Decrease in other expenses	(3,995)
Net change in unrealized appreciation of investments	11,030,242
Net realized loss	14,501,142
Net cash provided by operating activities	11,637,947
Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	149,046,345
Cost of shares redeemed(b)	(157,009,377)
Loan borrowings	125,507,000
Loan repayments	(130,853,000)
Dividends paid to shareholders, net of reinvestments	(1,353,915)
Net cash used for financing activities	(14,662,947)
Net change in cash	(3,025,000)

Cash:
Beginning of period	—
End of period	$(3,025,000)
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$636,556
Reinvested distributions	$15,612,144

(a)	Includes an increase in receivable for capital shares sold of $95,041.
(b)	Includes a decrease in payable for capital shares redeemed of $16,366.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

A Class

		For the Period
		Inception(1)
	Year Ended	Through
	August 31, 2023	August 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$7.87	$8.74

Investment operations:
Net investment income	0.43	0.24
Net realized and unrealized loss on investments	(0.74)	(0.87)
Total from investment operations	(0.31)	(0.63)

Less distributions from:
Net investment income	(0.45)	(0.24)
Net realized gains	—	—
Total distributions	(0.45)	(0.24)
Net asset value, end of period	$7.11	$7.87

TOTAL RETURN(2)(3)	-4.02%	-7.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$5,739	$375
Ratio of expenses to average net assets:
Before expense waiver(4)	1.27%	1.27%
After expense waiver(4)	1.23%	1.20%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(4)	1.07%	1.06%
After expense waiver(4)	1.03%	0.98%
Ratio of net investment income to average net assets:
After expense waiver(4)	5.52%	5.44%
Portfolio turnover rate(2)(5)	21%	53%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the years.

Institutional Class

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of year	$7.91	$9.27	$9.12	$10.36	$10.34

Investment operations:
Net investment income	0.43	0.46	0.51	0.60	0.60
Net realized and unrealized
gain (loss) on investments	(0.67)	(1.35)	0.15	(1.24)	0.22
Total from investment operations	(0.24)	(0.89)	0.66	(0.64)	0.82

Less distributions from:
Net investment income	(0.46)	(0.47)	(0.51)	(0.56)	(0.60)
Net realized gains	—	—	—	(0.04)	(0.20)
Total distributions	(0.46)	(0.47)	(0.51)	(0.60)	(0.80)
Net asset value, end of year	$7.21	$7.91	$9.27	$9.12	$10.36

TOTAL RETURN	-2.94%	-9.88%	7.49%	-6.34%	8.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$240,235	$272,640	$289,438	$201,763	$155,658
Ratio of expenses to average net assets:
Before expense waiver	1.04%	0.86%	0.78%	0.80%	0.83%
After expense waiver	1.00%	0.83%	0.73%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver	0.81%	0.76%	0.77%	0.79%	0.82%
After expense waiver	0.77%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense waiver	5.75%	5.35%	5.70%	6.28%	5.82%
Portfolio turnover rate(1)	21%	53%	64%	41%	33%

(1)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

				For the Period
	Year	Year	Year	Inception(1)
	Ended	Ended	Ended	Through
	August 31,	August 31,	August 31,	August 31,
	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.96	$9.32	$9.18	$8.66

Investment operations:
Net investment income	0.40	0.41	0.48	0.22
Net realized and unrealized gain (loss) on investments	(0.70)	(1.35)	0.13	0.51 (5)
Total from investment operations	(0.30)	(0.94)	0.61	0.73

Less distributions from:
Net investment income	(0.43)	(0.42)	(0.47)	(0.21)
Net realized gains	—	—	—	—
Total distributions	(0.43)	(0.42)	(0.47)	(0.21)
Net asset value, end of period	$7.23	$7.96	$9.32	$9.18

TOTAL RETURN(2)	-3.81%	-10.28%	6.82%	8.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$28,801	$20,740	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver(3)	1.54%	1.38%	1.28%	1.32%
After expense waiver(3)	1.50%	1.35%	1.24%	1.23%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	1.31%	1.26%	1.27%	1.32%
After expense waiver(3)	1.27%	1.23%	1.23%	1.23%
Ratio of net investment income
to average net assets:
After expense waiver(3)	5.25%	4.89%	5.20%	6.21%
Portfolio turnover rate(2)(4)	21%	53%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

		For the Period
	Year	Inception(1)
	Ended	Through
	August 31,	August 31,
	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$4.26	$4.25

Investment operations:
Net investment income	0.14	0.03
Net realized and unrealized gain (loss) on investments	(0.04)	0.01 (5)
Total from investment operations	0.10	0.04

Less distributions from:
Net investment income	(0.14)	(0.03)
Net realized gains	—	—
Total distributions	(0.14)	(0.03)
Net asset value, end of period	$4.22	$4.26

TOTAL RETURN(2)	2.36%	1.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$53,211	$29,970
Ratio of expenses to average net assets:
Before expense waiver(3)	1.09%	4.41%
After expense waiver(3)	0.71%	0.70%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.09%	4.41%
After expense waiver(3)	0.70%	0.70%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.42%	2.52%
Portfolio turnover rate(2)(4)	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

		For the Period
	Year	Inception(1)
	Ended	Through
	August 31,	August 31,
	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$4.26	$4.25

Investment operations:
Net investment income	0.13	0.03
Net realized and unrealized gain (loss) on investments	(0.05)	0.01 (5)
Total from investment operations	0.08	0.04

Less distributions from:
Net investment income	(0.13)	(0.03)
Net realized gains	—	—
Total distributions	(0.13)	(0.03)
Net asset value, end of period	$4.21	$4.26

TOTAL RETURN(2)	1.87%	0.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$127	$28
Ratio of expenses to average net assets:
Before expense waiver(3)	1.37%	5.60%
After expense waiver(3)	0.95%	0.96%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.36%	5.59%
After expense waiver(3)	0.95%	0.95%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.18%	2.27%
Portfolio turnover rate(2)(4)	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Notes to the Financial Statements
August 31, 2023

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “High Income Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Principal Street Short Term Municipal Fund (the “Short Term Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. Each series is considered a “Fund” and collectively, the “Funds”. Prior to October 15, 2019, the High Income Fund was known as the Green Square High Income Municipal Fund. The investment objective of both Funds is to provide current income exempt from regular federal income tax. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The High Income Fund currently offers three classes of shares for purchase. The High Income Fund’s Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. The Short Term Fund commenced operations on April 27, 2022 and currently offers two classes of shares, Institutional Class and Investor Class. Each class of shares for the Funds has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. For the High Income Fund, the Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. For the Short Term Fund, the Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended August 31, 2023, the Funds did not incur any interest or penalties. The High Income Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2020. The Short Term fund is not subject to examination by U.S. Tax Authorities prior to the year ended August 31, 2022.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

The Funds will declare daily and pay monthly distributions of net investment income. The Funds will also distribute net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended August 31, 2023, the High Income Fund decreased accumulated loss by $146,299 and decreased paid-in capital by $146,299. These adjustments were largely due to excess distributions by the Fund. The Short Term Fund did not require any adjustments for the fiscal year ended August 31, 2023.

Allocation of Expenses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. For the High Income Fund, 12b-1 fees are expensed at annual rates of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). For the Short Term Fund, 12b-1 fees are expensed at an annual rate 0.25% of average daily net assets of the Investor Class (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Principal Street Partners, LLC. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers, dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2023:

High Income Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$235,841,808	$14,027,150	$249,868,958
Corporate Bonds	—	—	14,250,000	14,250,000
Convertible Preferred Stock	—	—	5,083,502	5,083,502
Short-Term Investment	443,310	—	—	443,310
Total Investments in Securities*	$443,310	$235,841,808	$33,360,652	$269,645,770

Short Term Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,564,025	$—	$52,564,025
Short-Term Investment	246,599	—	—	246,599
Total Investments in Securities*	$246,599	$52,564,025	$—	$52,810,624

*	Refer to the Schedule of Investments for further information on the classification of investments.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of August 31, 2022	$9,923,737
Accrued discounts/premiums	26,544
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	(207,192)
Bond Restructuring	5,083,650
Net purchases	12,584,000
Transfers into and/or out of Level 3	5,949,913
Balance as of August 31, 2023	$33,360,652
Change in unrealized appreciation/depreciation during the
period for Level 3 investments as of August 31, 2023	$(1,888,496)

The Level 3 investments as of August 31, 2023 for the High Income Fund represented 12.2% of the Fund’s net assets. One security with a value of $5,803,500 was transferred from Level 3 to Level 2 due to an increase in relevant market data and it started to be valued by an independent pricing service during the period. Two securities with a combined value of $11,753,413 were transferred from Level 2 to Level 3 due to a decrease in relevant market data and there were no independent pricing services providing daily values.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of August 31, 2023:

	Security	Fair Value as of	Valuation	Unobservable	Range
Security Description	Type	August 31, 2023	Technique	Input*	(Weighted Average)
CalPlant I, LLC,
9.500%, 10/31/2023	Corporate Bond	3,000,000	Liquidation Approach	Recovery Rate	100% (100%)
Florida Development
Finance Corp., Series B,
12.000%, 11/15/2056	Municipal Bond	5,273,737	Discounted Cash Flow	Discount Rate	11.4% (100%)
LSC Estero Prime,
12.000%, 04/30/2024	Corporate Bond	1,250,000	Refinance Approach	Recovery Rate	100% (100%)
Next Renewable Fuels,	Convertible		Recent
Series A	Preferred Stock	5,083,502	Acquisition Cost	Recovery Rate	100% (100%)
Sunland Medical Foundation,
12.000%, 10/20/2024	Corporate Bond	10,000,000	Liquidation Approach	Recovery Rate	100% (100%)
Wisconsin Public Finance
Authority, Series A-1,
7.375%, 01/01/2050	Municipal Bond	8,753,413	Liquidation Approach	Recovery Rate	70.5% (100%)

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% and 0.45% of the High Income Fund and Short Term Fund average daily net assets, respectively.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

The Funds’ Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Funds do not exceed 0.80% and 0.70% of the High Income Fund and Short Term Fund average daily net assets, respectively. Prior to February 15, 2023, the rate was 0.73% for the High Income Fund.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectuses. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Total fee recoupment for the High Income Fund in the fiscal year ended August 31, 2023, was $1,993, all of which represents fee waivers occurring during the current fiscal year. The Short Term Fund did not recoup any fee waivers in the current fiscal year. Additional waived fees and reimbursed expenses subject to potential recovery by month of expiration for the Funds are as follows:

	High Income Fund	Short Term Fund
Expiration	Amount	Amount
September 2023 – August 2024	$102,942	$—
September 2024 – August 2025	$89,955	$128,142	*
September 2025 – August 2026	$116,263	$198,611

*	The potential recovery by month of expiration for this amount is April 2025 – August 2025.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended August 31, 2023, are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. For the High Income Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. For the Short Term Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended August 31, 2023, the High Income Fund’s Investor and A Class incurred expenses of $127,282 and $7,969, respectively, pursuant to the Plan. For the year ended August 31, 2023, the Short Term Fund’s Investor Class incurred expenses of $123 pursuant to the Plan.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

High Income Fund

	Year Ended	Year Ended
	August 31, 2023	August 31, 2022
A Class:(1)
Shares sold	753,758	50,111
Shares issued to holders in reinvestment of distributions	21,255	649
Shares redeemed	(15,644)	(3,164)
Net increase in A Class shares	759,369	47,596

Institutional Class:
Shares sold	17,435,877	19,672,629
Shares issued to holders in reinvestment of distributions	2,002,632	1,709,461
Shares redeemed	(20,581,450)	(18,140,279)
Net increase (decrease) in Institutional Class shares	(1,142,941)	3,241,811

Investor Class:
Shares sold	1,763,934	1,707,484
Shares issued to holders in reinvestment of distributions	76,413	39,596
Shares redeemed	(465,309)	(473,741)
Net increase in Investor Class shares	1,375,038	1,273,339
Net increase in capital shares	991,466	4,562,746

(1)	Inception date of the A Class was February 16, 2022.

Short Term Fund

		Since Inception(2)
	Year Ended	through
	August 31, 2023	August 31, 2022
Institutional Class:
Shares sold	11,495,466	7,106,474
Shares issued to holders in reinvestment of distributions	396,536	1,001
Shares redeemed	(6,315,320)	(70,403)
Net increase in Institutional Class shares	5,576,682	7,037,072

Investor Class:
Shares sold	23,930	6,469
Shares issued to holders in reinvestment of distributions	373	41
Shares redeemed	(587)	—
Net increase in Investor Class shares	23,716	6,510
Net increase in capital shares	5,600,398	7,043,582

(2)	Inception date of the Fund was April 27, 2022.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended August 31, 2023, were as follows:

	High Income Fund		Short Term Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$59,461,965	$63,646,814	$70,573,956	$34,245,912

During the fiscal year ended August 31, 2023, the High Income Fund sold securities to the Short Term Fund. These transactions occurred at the current market prices as provided by an independent pricing service at the time and complied with Rule 17a-7 under the 1940 Act. Details of these 17a-7 transactions are as follows:

Date	Selling Fund	Purchasing Fund	Net Proceeds	Net Gain
05/15/2023	High Income Fund	Short Term Fund	$772,166	$2,400

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2023, were as follows:

	Aggregate	Aggregate	Net Unrealized	Federal
	Gross	Gross	Appreciation	Income
	Appreciation	Depreciation	(Depreciation)	Tax Cost
High Income Fund	$2,798,699	$(63,623,379)	$(60,824,680)	$330,470,450
Short Term Fund	$153,315	$(203,279)	$(49,964)	$52,860,588

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2023, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net Unrealized
	Ordinary	Long-Term	Accumulated	Appreciation	Total
	Income	Capital Gains	Losses	(Depreciation)	Accumulated Loss
High Income Fund	$—	$—	$(27,923,002)	$(60,824,680)	$(88,747,682)
Short Term Fund	$72,583	$—	$(402,106)	$(49,964)	$(379,487)

As of August 31, 2023, the High Income Fund and Short Term Fund had long-term capital loss carryovers of $19,431,618 and $32,572, respectively, and short-term capital loss carryovers of $8,375,150 and $367,948 respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended August 31, 2023, the Funds did not defer any qualified late year losses.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

The tax character of distributions paid for the year ended August 31, 2023, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,978,091	$14,987,968	$—	$16,966,059
Short Term Fund	$72,132	$1,617,673	$—	$1,689,805

The tax character of distributions paid for the year ended August 31, 2022, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,056,711	$15,136,257	$—	$16,192,968
Short Term Fund	$5,717	$73,310	$—	$79,027

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The High Income Fund has established a secured line of credit (“LOC”) in the amount of $30,000,000, 10% of gross market value of the Fund, or 33.33% of the gross market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended for investment purposes. The LOC is with the Custodian. Interest is charged at the prime rate minus 1.50% on any used portion of the LOC, which was 7.00% as of August 31, 2023. The interest rate during the period was between 4.00% and 7.00%. The weighted average interest rate paid on outstanding borrowings during the period for the High Income Fund was 5.81%. Interest is also charged at 0.25% on any unused portion of this LOC. All securities for the High Income Fund have been pledged as collateral at August 31, 2023.

The High Income Fund has established an unsecured line of credit (“LOC”) in the amount of $30,000,000, 15% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of August 31, 2023. The interest rate during the period was between 5.50% and 8.50%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 7.50%.

The Short Term Fund has established an unsecured line of credit (“LOC”) in the amount of $10,000,000, 10% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of August 31, 2023. The interest rate during the period was between 5.50% and 8.50%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 7.20%. Prior to July 21, 2023, the LOC was accessible to the Short Term Fund in the amount of $1,000,000.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2023

The Funds have authorized the Custodian to charge any of the Funds’ accounts for any missed payments. For the year ended, August 31, 2023, LOC activity for the Funds was as follows:

				Amount
				Outstanding			Date of
			Average	as of	Interest	Maximum	Maximum
Fund	Loan Type	LOC Agent	Borrowings	August 31, 2023	Expense	Borrowing	Borrowing
High Income	Secured	U.S. Bank N.A.	$9,942,016	$—	$636,639	$27,487,000	01/03-05/2023
High Income	Unsecured	U.S. Bank N.A.	$11,740	$—	$893	$2,413,000	01/03/2023
Short Term	Unsecured	U.S. Bank N.A.	$37,649	$—	$2,747	$754,000	09/26/2022

10.  REPROCESSING OF SHAREHOLDER TRADES

It has been determined that several of the High Income Fund’s securities were mispriced beginning January 25, 2023 resulting in an overstatement of the Fund’s net assets and net asset value (NAV) per share for each class.  Since the amount of the overstatement was concluded to be material, the Fund’s daily net assets and NAV per share will be revised for the period January 25, 2023 through October 27, 2023 to account for the mispriced securities.  In accordance with the Fund’s NAV correction policy, the Fund will reprocess shareholder transactions.  The estimated receivable as a result of reprocessing is $598,845 and is included on the Statement of Assets & Liabilities.  The Fund’s Adviser will be responsible for any shortfall in the collection of this receivable and will additionally reimburse the Fund for any additional expenses as a result of reprocessing.  The financial statements reflect an estimate by share class of the additional shares to be issued for the reprocessing of shareholder transactions through August 31, 2023.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2023, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 37.76% and 36.89% of the outstanding shares of the High Income Fund, respectively. As of August 31, 2023 National Financial Services LLC and Charles Schwab & Co., Inc., for the benefit of their customers, owned 55.80% and 42.64% of the outstanding shares of the Short Term Fund, respectively.

PRINCIPAL STREET FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Principal Street Funds and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Street High Income Municipal Fund and Principal Street Short Term Municipal Fund (“Principal Street Funds” or the “Funds”), each a series of Managed Portfolio Series, as of August 31, 2023, the related statements of operations and cash flows (as applicable), the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations and their cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of Operations and	Statements of Changes
Fund Name	Cash Flows (as applicable)	in Net Assets	Financial Highlights
Principal Street High	For the year ended	For the years ended	For the years ended August 31,
Income Municipal Fund	August 31, 2023	August 31, 2023	2023, 2022, 2021, 2020, 2019.
and 2022
Principal Street Short	For the year ended	For the year ended August 31, 2023 and the for the
Term Municipal Fund	August 31, 2023	period from April 27, 2022 (commencement of
operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 22, 2023

PRINCIPAL STREET FUNDS

Additional Information (Unaudited)
August 31, 2023

TRUSTEES & OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush, CPA	Chairman,	Indefinite	31	Retired; Chief Financial	Independent
615 E. Michigan St.	Trustee	Term;		Officer, Robert W. Baird	Trustee,
Milwaukee, WI 53202	and Audit	Since		& Co. Incorporated,	ETF Series
Year of Birth: 1946	Committee	April 2011		(2000-2011).	Solutions
	Chairman				(57 Portfolios)
(2012-Present).

David A. Massart	Trustee	Indefinite	31	Partner and Managing	Independent
615 E. Michigan St.		Term;		Director, Beacon Pointe	Trustee,
Milwaukee, WI 53202		Since		Advisors, LLC (since 2022);	ETF Series
Year of Birth: 1967		April 2011		Co-Founder and Chief	Solutions
				Investment Strategist,	(57 Portfolios)
				Next Generation Wealth	(2012-Present).
Management Inc.
(2005-2021).

David M. Swanson	Trustee	Indefinite	31	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term;		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	Since		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	&	April 2011		(2006-Present).	(7 Portfolios)
	Governance				(2006-Present);
	Committee				Independent
	Chairman				Trustee, RiverNorth
Funds (3 Portfolios)
(2018-Present);
RiverNorth
Managed Duration
Municipal Income
Fund Inc. (1 Portfolio)
(2019-Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc.
(1 Portfolio)
(2018-Present);
RiverNorth Capital
and Income Fund
(1 Portfolio)
(2018-Present);

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2023

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

David M. Swanson					RiverNorth
(Continued)					Opportunities Fund
(1 Portfolio)
(2015-Present);
RiverNorth/
DoubleLine Strategic
Opportunity
Fund, Inc.
(1 Portfolio)
(2019-Present);
RiverNorth Flexible
Municipal Income
Fund (1 Portfolio)
(2020-Present);
RiverNorth Flexible
Municipal Income
Fund II, Inc.
(1 Portfolio)
(2021 to Present);
RiverNorth Managed
Duration Municipal
Income Fund II, Inc.
(1 Portfolio)
(2022 to Present).

Robert J. Kern	Trustee	Indefinite	31	Retired (July 2018-	None
615 E. Michigan St.		Term;		Present); Executive Vice
Milwaukee, WI 53202		Since		President, U.S. Bancorp
Year of Birth: 1958		January 2011		Fund Services, LLC
(1994-2018).

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2023

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1973	Executive	November 2018		(2005-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Financial	Since		Services, LLC
Year of Birth: 1981	Officer	August 2019		(2008-Present).
	and Vice	(Treasurer);
	President	Indefinite
Term;
Since
November 2018
(Vice President)

John Hadermayer	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1977		May 2022		(2022-Present); Executive
Director, AQR Capital
Management, LLC
(2013-2022).

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2023

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Douglas Schafer*	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	and Vice	Since		Services, LLC
Year of Birth: 1970	President	May 2016		(2002-Present).
(Assistant
Treasurer);
Indefinite
Term;
Since
November 2018
(Vice President)

Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term:		Fund Services, LLC
Milwaukee, WI 53202	and Vice	Since		(2007-Present).
Year of Birth: 1977	President	November 2021

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term:		Fund Services, LLC
Milwaukee, WI 53202	and Vice	Since		(2016-Present).
Year of Birth: 1993	President	November 2021

Silanapha Saycocie* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1998	Assistant Treasurer and Vice President	Indefinite Term; Since November 2023	N/A	Officer, U.S. Bancorp Fund Services, LLC (2020-Present)	N/A

*  Subsequent to the Funds’ fiscal year-end, in November 2023 Mr. Schafer resigned from his positions with the Trust and was replaced by Ms. Saycocie.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Principal Street High Income Municipal Fund and Principal Street Short Term Municipal Fund (each a “Fund,” together the “Funds”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Principal Street Partners, LLC (“Principal Street”) as the administrator of the Program (the “Program Administrator”). Personnel of Principal Street conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Principal Street Liquidity Committee.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2022, through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Principal Street manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Principal Street provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Principal Street’s process of determining the degree of liquidity of the Funds’ investments is supported by one or more third-party liquidity assessment vendors.

Each Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Report noted that the Funds did not effect redemptions in-kind during the Reporting Period.

The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at https://www.sec.gov/.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2023, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2023 was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% and 0.00% for the High Income Fund and Short Term Fund, respectively.

PRINCIPAL STREET FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Principal Street Partners, LLC
949 South Shady Grove Road, Suite 402
Memphis, TN 38120

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statements of Additional Information contain additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the year covered by this report.

The Registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the Registrant’s code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2023 and August 31, 2022, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2023	FYE 8/31/2022
(a) Audit Fees	$139,870	$36,473
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,000	$8,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 8/31/2023	FYE 8/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2023	FYE 8/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    11/24/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    11/24/2023

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    11/24/2023